Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized (in Shares)	4,374,500,000,000,000	4,374,500,000,000,000
Ordinary shares, shares issued (in Shares)	111,851,094,785	111,851,094,785
Ordinary shares, shares outstanding (in Shares)	111,851,094,785	111,851,094,785
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized (in Shares)	625,000,000,000,000	625,000,000,000,000
Ordinary shares, shares issued (in Shares)	11,863,927,890	11,863,927,890
Ordinary shares, shares outstanding (in Shares)	11,863,927,890	11,863,927,890